Provisions - Summary of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	$ 62	$ 27
Reclassification from other trade and other payables	2
Provided	34	43
Utilised	(30)	(8)
Other provisions, ending balance	60	62
Unused provision reversed, other provisions	(9)
Exchange adjustments	1
Litigation [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	32	2
Reclassification from other trade and other payables	2
Provided	7	30
Utilised	(20)
Other provisions, ending balance	12	32
Unused provision reversed, other provisions	(9)
Insurance reserves [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	30	25
Provided	13	13
Utilised	(7)	(8)
Other provisions, ending balance	36	$ 30
Onerous contractual expenditure [member]
Disclosure of other provisions [Line Items]
Provided	10
Utilised	(3)
Other provisions, ending balance	8
Exchange adjustments	1
Other [member]
Disclosure of other provisions [Line Items]
Provided	4
Other provisions, ending balance	$ 4